Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Jun. 22, 2015	Oct. 31, 2014
C000129449
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,165,400
C000129447
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $10,728
Account Value	$ 10,728	$ 9,474	$ 8,525	$ 10,904	$ 10,576	$ 10,684	$ 9,467	$ 10,126	$ 9,529	$ 8,527		$ 9,575
C000129448
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $10,406
Account Value	$ 10,406	9,249	8,385	10,805	10,571	10,746	9,593	10,338	9,802	8,836		10,000
C000082160
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,558,100
C000082158
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $14,376
Account Value	$ 14,376	13,019	11,701	12,104	11,236	10,968	10,779	10,458	10,080	9,670		9,575
C000082159
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $13,918
Account Value	$ 13,918	12,711	11,510	11,985	11,221	11,035	10,927	10,682	10,372	10,035		10,000
C000021322
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $14,449
Account Value	$ 14,449	12,507	12,022	13,603	12,456	12,111	11,243	11,227	10,508	9,739		10,000
C000064460
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,467,300
C000077167
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $13,481
Account Value	$ 13,481	11,695	11,267	12,782	11,737	11,443	10,651	10,665	10,015	9,303		9,575
C000077168
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $13,106
Account Value	$ 13,106	11,458	11,137	12,721	11,749	11,548	10,812	10,913	10,318	9,645		10,000
C000077170
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3 $13,766
Account Value	$ 13,766	11,973	11,564	13,147	12,096	11,819	11,008	11,063	10,417	9,692		10,000
C000125075
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $14,824
Account Value	$ 14,824	12,800	12,271	13,842	12,643	12,261	11,340	11,311	10,568	9,761		10,000
C000228875
Account Value [Line Items]
Line Graph and Table Measure Name	Class E $14,758
Account Value	$ 14,758	12,674	12,087	13,603	12,456	12,111	11,243	11,227	10,508	9,739		10,000
C000157073
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,309,300
C000157071
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $12,104
Account Value	$ 12,104	10,493	10,444	12,588	11,716	11,706	10,726	10,595	10,401	9,793	$ 9,575
C000157072
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $11,804
Account Value	$ 11,804	10,300	10,329	12,553	11,772	11,839	10,921	10,879	10,749	10,187	10,000
C000121799
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,166,700
C000201844
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $10,909
Account Value	$ 10,909	10,119	10,038	11,311	11,175	10,860	10,003	10,180	10,095	9,766		9,575
C000201845
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $10,860
Account Value	$ 10,860	10,149	10,144	11,517	11,464	11,224	10,417	10,632	10,543	10,199		10,000
C000021323
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $11,705
Account Value	$ 11,705	10,813	10,571	11,966	11,633	11,403	10,513	10,630	10,496	10,182		10,000
C000089979
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,188,100
C000089977
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $10,952
Account Value	$ 10,952	10,138	9,934	11,272	10,983	10,789	9,968	10,102	10,005	9,719		9,575
C000089978
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $10,623
Account Value	$ 10,623	9,908	9,781	11,182	10,977	10,855	10,104	10,326	10,295	10,076		10,000
C000021325
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class $11,392
Account Value	$ 11,392	10,255	10,262	12,311	12,193	11,421	10,307	10,606	10,549	10,128		10,000
C000021326
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,184,700
C000057304
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $10,890
Account Value	$ 10,890	9,813	9,808	11,783	11,670	10,931	9,864	10,151	10,097	9,684		9,575
C000057305
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $10,560
Account Value	$ 10,560	9,587	9,654	11,684	11,659	11,002	10,003	10,371	10,393	10,043		10,000
C000153036
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $11,930
Account Value	$ 11,930	10,686	10,627	12,695	12,521	11,660	10,474	10,745	10,644	10,169		10,000
C000044074
Account Value [Line Items]
Line Graph and Table Measure Name	Trust Class $13,313
Account Value	$ 13,313	11,649	11,178	12,970	11,988	11,593	10,774	10,910	10,481	9,897		10,000
C000021324
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,378,600
C000057302
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $12,923
Account Value	$ 12,923	11,312	10,858	12,614	11,666	11,276	10,495	10,631	10,219	9,645		9,750
C000057303
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $12,353
Account Value	$ 12,353	10,891	10,528	12,320	11,463	11,168	10,467	10,668	10,326	9,823		10,000
C000125076
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 $13,894
Account Value	$ 13,894	12,103	11,561	13,368	12,302	11,832	10,957	11,048	10,570	9,938		10,000
JPM EM Blend HC/LC 50-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM EM Blend HC/LC 50-50 Index $1,184,500
Account Value	$ 1,184,500	1,051,700	946,200	1,192,900	1,159,600	1,166,600	1,018,900	1,070,000	1,011,600	912,600		1,000,000
JPM EM Blend HC/LC 50-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM EM Blend HC/LC 50-50 Index $11,845
Account Value	$ 11,845	10,517	9,462	11,929	11,596	11,666	10,189	10,700	10,116	9,126		10,000
JPM EM Blend HC/LC 50-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPM EM Blend HC/LC 50-50 Index $11,845
Account Value	$ 11,845	10,517	9,462	11,929	11,596	11,666	10,189	10,700	10,116	9,126		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $1,159,300
Account Value	$ 1,159,300	1,048,700	1,045,000	1,239,300	1,245,300	1,172,700	1,051,700	1,073,700	1,064,100	1,019,600		1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $1,159,300
Account Value	$ 1,159,300	1,048,700	1,045,000	1,239,300	1,245,300	1,172,700	1,051,700	1,073,700	1,064,100	1,019,600		1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $1,245,700
Account Value	$ 1,245,700	1,135,600	1,106,300	1,256,900	1,224,600	1,182,100	1,080,400	1,085,900	1,062,600	1,021,200	1,000,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,457
Account Value	$ 12,457	11,356	11,063	12,569	12,246	11,821	10,804	10,859	10,626	10,212	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,457
Account Value	$ 12,457	11,356	11,063	12,569	12,246	11,821	10,804	10,859	10,626	10,212	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $1,254,800
Account Value	$ 1,254,800	1,143,900	1,114,400	1,266,100	1,233,600	1,190,800	1,088,300	1,093,900	1,070,400	1,028,700		1,000,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,548
Account Value	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,548
Account Value	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,548
Account Value	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $1,254,800
Account Value	$ 1,254,800	1,143,900	1,114,400	1,266,100	1,233,600	1,190,800	1,088,300	1,093,900	1,070,400	1,028,700		1,000,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,548
Account Value	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,548
Account Value	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $1,159,300
Account Value	$ 1,159,300	1,048,700	1,045,000	1,239,300	1,245,300	1,172,700	1,051,700	1,073,700	1,064,100	1,019,600		1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $1,159,300
Account Value	$ 1,159,300	1,048,700	1,045,000	1,239,300	1,245,300	1,172,700	1,051,700	1,073,700	1,064,100	1,019,600		1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196		10,000
Nueberger Index: 50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI
Account Value [Line Items]
Line Graph and Table Measure Name	50% JPM GBI-EM/25% JPM EMBI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>/25% JPM CEMBI $1,181,200
Account Value	$ 1,181,200	1,049,100	944,700	1,194,100	1,162,400	1,168,500	1,019,200	1,070,900	1,012,600	912,400		1,000,000
Nueberger Index: 50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI
Account Value [Line Items]
Line Graph and Table Measure Name	50% JPM GBI-EM/25% JPM EMBI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>/25% JPM CEMBI $11,812
Account Value	$ 11,812	10,491	9,447	11,941	11,624	11,685	10,192	10,709	10,126	9,124		10,000
Nueberger Index: 50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI
Account Value [Line Items]
Line Graph and Table Measure Name	50% JPM GBI-EM/25% JPM EMBI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>/25% JPM CEMBI $11,812
Account Value	$ 11,812	10,491	9,447	11,941	11,624	11,685	10,192	10,709	10,126	9,124		10,000
Morningstar LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $1,616,900
Account Value	$ 1,616,900	1,462,500	1,306,800	1,331,800	1,227,800	1,207,000	1,175,600	1,124,600	1,070,400	1,004,800		1,000,000
Morningstar LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $16,169
Account Value	$ 16,169	14,625	13,068	13,318	12,278	12,070	11,756	11,246	10,704	10,048		10,000
Morningstar LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $16,169
Account Value	$ 16,169	14,625	13,068	13,318	12,278	12,070	11,756	11,246	10,704	10,048		10,000
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $15,939
Account Value	$ 15,939	13,683	12,932	14,604	13,187	12,872	11,883	11,781	10,795	9,797		10,000
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $1,593,900
Account Value	$ 1,593,900	1,368,300	1,293,200	1,460,400	1,318,700	1,287,200	1,188,300	1,178,100	1,079,500	979,700		1,000,000
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $15,939
Account Value	$ 15,939	13,683	12,932	14,604	13,187	12,872	11,883	11,781	10,795	9,797		10,000
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $15,939
Account Value	$ 15,939	13,683	12,932	14,604	13,187	12,872	11,883	11,781	10,795	9,797		10,000
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $15,939
Account Value	$ 15,939	13,683	12,932	14,604	13,187	12,872	11,883	11,781	10,795	9,797		10,000
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $15,939
Account Value	$ 15,939	13,683	12,932	14,604	13,187	12,872	11,883	11,781	10,795	9,797		10,000
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $15,939
Account Value	$ 15,939	13,683	12,932	14,604	13,187	12,872	11,883	11,781	10,795	9,797		10,000
Neuberger Index: 65% Bloomberg Municipal Bond Index and 35%
Account Value [Line Items]
Line Graph and Table Measure Name	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $1,330,500
Account Value	$ 1,330,500	1,184,100	1,148,400	1,328,500	1,260,600	1,225,600	1,112,200	1,097,900	1,071,300	1,014,100	1,000,000
Neuberger Index: 65% Bloomberg Municipal Bond Index and 35%
Account Value [Line Items]
Line Graph and Table Measure Name	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,305
Account Value	$ 13,305	11,841	11,484	13,285	12,606	12,256	11,122	10,979	10,713	10,141	10,000
Neuberger Index: 65% Bloomberg Municipal Bond Index and 35%
Account Value [Line Items]
Line Graph and Table Measure Name	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,305
Account Value	$ 13,305	11,841	11,484	13,285	12,606	12,256	11,122	10,979	10,713	10,141	$ 10,000
Bloomberg 7-Year G.O. Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year G.O. Index $12,068
Account Value	$ 12,068	11,336	11,128	12,180	12,052	11,537	10,620	10,734	10,575	10,263		10,000
Bloomberg 7-Year G.O. Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year G.O. Index $1,206,800
Account Value	$ 1,206,800	1,133,600	1,112,800	1,218,000	1,205,200	1,153,700	1,062,000	1,073,400	1,057,500	1,026,300		1,000,000
Bloomberg 7-Year G.O. Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year G.O. Index $12,068
Account Value	$ 12,068	11,336	11,128	12,180	12,052	11,537	10,620	10,734	10,575	10,263		10,000
Bloomberg 7-Year G.O. Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year G.O. Index $12,068
Account Value	$ 12,068	$ 11,336	$ 11,128	$ 12,180	$ 12,052	$ 11,537	$ 10,620	$ 10,734	$ 10,575	$ 10,263		$ 10,000